Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2017
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2015 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(610)	Finance revenues/Interest expense	¥32	—	¥0
Foreign exchange contracts	(1,908)	Other (income) and expense, net	1,356	—	0
Foreign currency swap agreements	(1,438)	Finance revenues/Interest expense/Other (income) and expense, net	(4,528)	Other (income) and expense, net	510

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(1,298)	Finance revenues/Interest expense	¥1,318	Finance revenues/Interest expense

Foreign exchange contracts	(26,863)	Other (income) and expense, net	26,863	Other (income) and expense, net

Foreign currency swap agreements	(3,398)	Other (income) and expense, net	3,399	Other (income) and expense, net

Foreign currency long-term debt	(1,551)	Other (income) and expense, net	1,551	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(18,670)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥1,274	—	¥0
Borrowings and bonds in local currency	(6,968)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(127)	Other (income) and expense, net
Futures	(10,262)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	(3,463)	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	71	Other (income) and expense, net
Options held/written and other	(16,175)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2015 (see Note 23 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2016 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(4,463)	Finance revenues/Interest expense	¥(27)	—	¥0
Foreign exchange contracts	491	Other (income) and expense, net	2,608	—	0
Foreign currency swap agreements	(2,786)	Finance revenues/Interest expense/Other (income) and expense, net	(3,760)	Other (income) and expense, net	111

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(608)	Finance revenues/Interest expense	¥608	Finance revenues/Interest expense
Foreign exchange contracts	24,746	Other (income) and expense, net	(24,746)	Other (income) and expense, net
Foreign currency swap agreements	3,261	Other (income) and expense, net	(3,260)	Other (income) and expense, net
Foreign currency long-term debt	1,648	Other (income) and expense, net	(1,648)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥18,209	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(57)	—	¥0
Borrowings and bonds in local currency	11,626	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(95)	Other (income) and expense, net
Futures	1,092	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	470	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	109	Other (income) and expense, net
Options held/written and other	(272)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2016 (see Note 23 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,757	Finance revenues/Interest expense	¥7	—	¥0
Foreign exchange contracts	(1,174)	Other (income) and expense, net	(136)	—	0
Foreign currency swap agreements	2,225	Finance revenues/Interest expense/Other (income) and expense, net	2,382	Other (income) and expense, net	310

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location

Interest rate swap agreements	¥(56)	Finance revenues/Interest expense	¥56	Finance revenues/Interest expense
Foreign exchange contracts	(4,463)	Other (income) and expense, net	4,463	Other (income) and expense, net
Foreign currency swap agreements	595	Other (income) and expense, net	(597)	Other (income) and expense, net
Foreign currency long-term debt	78	Other (income) and expense, net	(78)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥2,300	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥858	—	¥0
Borrowings and bonds in local currency	8,908	—	0	—	0

(4) Derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥634	Other (income) and expense, net
Futures	(9,104)	Gains on investment securities and dividends Life insurance premiums and related investment income*
Foreign exchange contracts	4,602	Gains on investment securities and dividends Life insurance premiums and related investment income* Other (income) and expense, net
Credit derivatives held	(103)	Other (income) and expense, net
Options held/written and other	(2,324)	Other (income) and expense, net Life insurance premiums and related investment income*

*	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2017 (see Note 23 “Life Insurance Operations”).

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2016 and 2017 are as follows.

March 31, 2016

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥257,700	¥80	Other Assets	¥5,686	Other Liabilities
Futures, foreign exchange contracts	1,035,342	17,636	Other Assets	5,966	Other Liabilities
Foreign currency swap agreements	96,539	6,571	Other Assets	3,601	Other Liabilities
Foreign currency long-term debt	225,711	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥4,856	¥13	Other Assets	¥235	Other Liabilities
Options held/written and other*	246,068	8,789	Other Assets	3,637	Other Liabilities
Futures, foreign exchange contracts*	1,047,878	658	Other Assets	689	Other Liabilities
Credit derivatives held	3,380	0	—	56	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,926 million, futures contracts of ¥51,021 million and foreign exchange contracts of ¥20,884 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2016, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥3,332 million, ¥25 million and ¥568 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥417 million and ¥98 million at March 31, 2016, respectively.

March 31, 2017

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥243,197	¥71	Other Assets	¥4,391	Other Liabilities
Futures, foreign exchange contracts	745,481	6,373	Other Assets	8,021	Other Liabilities
Foreign currency swap agreements	74,482	4,545	Other Assets	1,677	Other Liabilities
Foreign currency long-term debt	280,266	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥8,258	¥233	Other Assets	¥176	Other Liabilities
Options held/written and other*	224,064	5,804	Other Assets	1,071	Other Liabilities
Futures, foreign exchange contracts*	565,981	5,973	Other Assets	800	Other Liabilities
Credit derivatives held	6,942	0	—	159	Other Liabilities

*	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,063 million, futures contracts of ¥52,791 million and foreign exchange contracts of ¥16,690 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥1,708 million, ¥694 million and ¥57 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥37 million and ¥45 million at March 31, 2017, respectively.